Other operating items (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Other operating items
Other operating items consist of the following:

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended September 30, 2022	Three months ended September 30, 2021	Period from February 23, 2022 through September 30, 2022	Period from January 1, 2022 through February 22, 2022	Nine months ended September 30, 2021
Impairment of long lived assets	—	—	—	—	(152)
Gain on disposals	1	11	1	2	22
Other	—	—	—	—	3

Total other operating items	1	11	1	2	(127)

Other operating items consist of the
following:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Impairment of long lived assets (i)	(152)	(4,087)	—
Impairment of intangibles (ii)	—	(21)	—
Gain on disposals (iii)	47	15	—
Other operating income (iv)	54	9	39

Total other operating items	(51)	(4,084)	39

Other operating income
Other operating income consist of the
following:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Pre-petition liabilities write-off (a)	27	—	—
War risk insurance rebate (b)	22	—	—
Loss of hire insurance settlement (c)	2	9	10
Receipt of overdue receivable (d)	—	—	26
Other	3	—	3

Total other operating income	54	9	39